Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Retirement Global Dynamic Multi Asset Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, but does not reflect the fees or charges imposed by the separate accounts of the Participating Insurance Companies under the Policies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Investment Manager allocates the Portfolio’s assets among various US and non-US equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts. Strategy allocations will change over time.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager’s investment strategies, the Portfolio may:

•

invest in US and non-US equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

•	invest in common stock of exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as ETFs)

•	invest in securities of companies of any size or market capitalization

•	invest in debt securities of any maturity or duration

•

invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (e.g., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or securities that are unrated

•

enter into swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Volatility Management Risk. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility.

Value Investing and Growth Investing Risks. The Portfolio may invest a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The Portfolio also may invest a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, capital markets worldwide have experienced unprecedented volatility in recent years, causing significant declines in valuation and liquidity in certain emerging markets. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

ETF Risk. Any investments in ETFs are subject to the risks of the investments of the ETFs, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any ETFs in which the Portfolio invests. Shares of ETFs in which the Portfolio invests may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Forward Currency Contracts and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Swap agreements, forward currency contracts, over-the-counter options on securities, indexes and currencies, structured notes and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security, index or currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Total Returns for Service Shares As of 12/31
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi Asset Portfolio by showing the Portfolio’s performance for the first complete calendar year of operation compared to that of a broad measure of market performance. The bar chart shows the performance of the Portfolio’s Service Shares. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Global Dynamic Multi Asset Portfolio by showing the Portfolio's performance for the first complete calendar year of operation compared to that of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The 50% MSCI World Index/50% Barclays Capital Global Aggregate Bond Index shown in the table is an unmanaged index created by the Investment Manager and is a 50/50 blend of the MSCI World Index and the Barclays Capital Global Aggregate Bond® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 12/31/13 7.27% Worst Quarter: 6/30/13 0.18%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.18%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The 50% MSCI World Index/50% Barclays Capital Global Aggregate Bond Index shown in the table is an unmanaged index created by the Investment Manager and is a 50/50 blend of the MSCI World Index and the Barclays Capital Global Aggregate Bond® Index.

MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.68%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	11.56%
50% MSCI World Index/50% Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	8.96%
Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,954
Annual Return 2013	rr_AnnualReturn2013	19.49%
1 Year	rr_AverageAnnualReturnYear01	19.49%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	15.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Service Shares from the last fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,679
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus.

[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .80% of the average daily net assets of the Portfolio's Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Service Shares from the last fiscal year.